Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions					3 Months Ended
	Jul. 31, 2019	Jun. 04, 2019	May 31, 2019	Jan. 22, 2019	Jul. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019
Adjustments To Regulatory Capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer							1.75%	1.50%
Adjustments To Regulatory Capital [member] | Scenario Forecast [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer						2.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge					1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio					9.75%
Tier 1 capital ratio					11.25%
Total capital ratio					13.25%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum common share to purchase			9,000,000
Common shares purchased					0
Non Cumulative Rate Reset Series 49 Class A Preferred Shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued				13,000,000
Par value				$ 25.00
Gross sales proceeds				$ 325
Redemption date				Apr. 30, 2024
Dividend rate				5.20%
Dividend in addition to Government of Canada bond yield				3.31%
Dividend in addition to 3-month Government of Canada Treasury Bill yield				3.31%
Share conversion basis				Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter.
Non Cumulative Rate Reset Series 51 Class A Preferred Shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued		10,000,000
Par value		$ 25.00
Gross sales proceeds		$ 250
Redemption date		Jul. 31, 2024
Dividend rate		5.15%
Dividend in addition to Government of Canada bond yield		3.62%
Dividend in addition to 3-month Government of Canada Treasury Bill yield		3.62%
Share conversion basis		Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter.
Non Cumulative Rate Reset Series 39 Class A Preferred Shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate	3.713%
Share conversion basis	Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC) (Series 40 shares) on a one-for-one basis